February 27, 2008

VIA ELECTRONIC FILING

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: Division of Investment Management

Re:	BlackRock Liquidity Funds Post-Effective Amendment No. 86

to the Registration Statement on Form N-1A (Securities Act

File No. 2-47015, Investment Company Act File No. 811-2354)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), BlackRock Liquidity Funds (the “Trust”) hereby certifies that:

(1)	the forms of Prospectuses and Statements of Additional Information that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from those contained in Post-Effective Amendment No. 86 to the Trust’s Registration Statement on Form N-1A; and

(2)	the text of Post-Effective Amendment No. 86 to the Trust’s Registration Statement on Form N-1A was filed electronically with the Securities and Exchange Commission on February 22, 2008.

Sincerely, BLACKROCK LIQUIDITY FUNDS

By:	/s/ Donald C. Burke
Donald C. Burke President and Chief Executive Officer